Other Receivables	12 Months Ended
Dec. 31, 2014
Other Receivables [Text Block]
OTHER RECEIVABLES

Other receivables consist of the following:

	December 31,
	2014	2013
Research and development tax credit receivable from the French State	510	561
Research and development subsidies receivable from the French State	318	494
Value-added taxes receivable	210	294
Other receivables from Government and public authorities	125	88
Others	36	60
Total	1,200	1,497